Share-Based Payment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-Based Payment [Abstract]
Research and development	$ 419	$ 507	$ 613	$ 736	$ 1,600
Commercial activities	(355)	434	(177)	634	879
General and administrative	258	378	785	1,040	2,389
Total compensation cost	$ 322	$ 1,319	$ 1,221	$ 2,410	$ 4,868